Bank Premises and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Land and improvements	$ 6,425	$ 6,421	$ 6,409
Buildings and leasehold improvements	22,917	22,678	21,688
Furniture, fixtures and equipment	20,467	19,765	18,416
Construction in progress	377	212	949
Bank premises and equipment, Gross	50,186	49,076	47,462
Less accumulated depreciation	(28,661)	(27,630)	(25,806)
Net balance	$ 21,525	$ 21,446	$ 21,656